Insurance Portfolio
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.